Contents of Significant Accounts - Movement of Deferred Tax (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in deferred tax assets and liabilities [Line Items]
Beginning Balance	$ 1,663,800	$ 3,154,352
Amounts recognized in profit or loss during the period	(2,102,563)	(2,330,797)
Amounts recognized in other comprehensive income (loss)	(23,967)	852,567	$ (387,138)
Amounts recognized in equity	(1,117)	(2,720)
Exchange adjustments	(37,706)	(9,602)
Ending Balance	$ (501,553)	$ 1,663,800	$ 3,154,352